long-term debt - TELUS Corporation commercial paper (Details) $ in Millions, $ in Billions	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)
TELUS Corporation commercial paper
Current portion of non-current borrowings	$ 3,146		$ 2,927
Long-term debt	21,628		20,852		$ 19,932
TELUS Corporation commercial paper
TELUS Corporation commercial paper
Long-term debt	$ 1,900	$ 1.5	1,900	$ 1.5
Effective average interest rate	1.79%	1.79%
TELUS Corporation commercial paper | Maximum
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	$ 1,900	$ 1.5
TELUS Corporation unsecured revolving credit facility
TELUS Corporation commercial paper
Maximum aggregate amount of credit facility	2,750		2,750
Current portion of non-current borrowings	0
Long-term debt	$ 1,922		$ 1,900